Equity - Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	$ 1,663,737
Other comprehensive income for the year, net of income tax	13,638,305	$ 415,929	$ 449,350	$ 8,632,472
Ending balance	13,959,493	425,724	1,663,737
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	3,549,648	108,254	1,275,505	4,190,361
Debt instruments	(14,830)	(452)	(22,599)	(16,746)
Equity instruments	(18,871)	(576)	(77,496)	(8,360)
Share from associates and joint ventures accounted for using the equity method	155,784	4,751	2,447,656	(2,928,173)
Other comprehensive income for the year, net of income tax	122,083	3,723	2,347,561	(2,953,279)
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	72,049	2,197	230,940	190,500
Cumulative unrealized gain transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	(13,221)	(403)	(304,358)	(152,077)
Ending balance	$ 3,730,559	$ 113,771	$ 3,549,648	$ 1,275,505